Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt outstanding	$ 6,684,435	$ 7,657,700
Unamortized debt costs	(38,976)	(48,743)
Unamortized debt premium & discounts	(2,428)	(3,237)
Debt, net of unamortized costs	6,643,031	7,605,720
Asset-backed securitization ("ABS") term notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,869,435	3,032,700
Contractual Weighted Avg Interest Rate	3.95%
Asset-backed securitization warehouse
Debt Instrument [Line Items]
Debt outstanding	$ 260,000	60,000
Contractual Weighted Avg Interest Rate	5.90%
Total secured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 2,129,435	3,092,700
Senior notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	1,800,000
Contractual Weighted Avg Interest Rate	2.82%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,145,000	1,085,000
Contractual Weighted Avg Interest Rate	5.75%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,610,000	1,680,000
Contractual Weighted Avg Interest Rate	5.75%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 4,555,000	$ 4,565,000